Recast of Prior Period Amounts (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Recast Of Prior Period Amounts Details Narrative Abstract
Decrease in transaction costs	$ 4,628	$ 4,727	$ 3,133